Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 27,281,123		$ 18,458,135	₩ 30,556,618
Financial assets at fair value through profit or loss ("FVTPL")	25,202,672		17,051,876	21,544,756
Financial assets at fair value through other comprehensive income("FVTOCI")	43,797,745		29,633,116	37,891,495
Securities at amortized cost	19,203,177		12,992,677	23,996,172
Loans and other financial assets at amortized cost	398,471,816	[1]	269,602,041	373,148,148	[1]
Investments in joint ventures and associates	1,748,810		1,183,227	1,795,370
Investment properties	450,788		304,999	472,768
Premises and equipment	3,370,585		2,280,504	3,176,759
Intangible assets	1,091,402		738,432	996,842
Assets held for sale	73,989	[2]	50,060	20,345	[2]
Net defined benefit asset	146,109		98,856	240,260
Current tax assets	61,613		41,687	203,542
Deferred tax assets	72,937		49,348	93,366
Derivative assets (Designated for hedging)	175,191		118,532	26,708
Other assets	4,605,363		3,115,942	3,841,787
Total assets	525,753,320		355,719,432	498,004,936
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	9,896,597		6,695,938	6,138,313
Deposits due to customers	366,821,156		248,187,521	357,784,297
Borrowings	30,117,031		20,376,882	30,986,746
Debentures	48,207,103		32,616,443	41,239,245
Provisions	611,428		413,686	806,031
Net defined benefit liability	5,424		3,670	6,939
Current tax liabilities	127,126		86,012	103,655
Deferred tax liabilities	858,822		581,070	470,311
Derivative liabilities (Designated for hedging)	102,815		69,564	153,007
Other financial liabilities	32,314,051		21,863,363	26,115,005
Other liabilities	796,498		538,904	803,897
Total liabilities	489,858,051		331,433,053	464,607,446
EQUITY [Abstract]
Owners' equity	34,096,836		23,069,579	31,666,881
Capital stock	3,802,676		2,572,853	3,802,676
Hybrid securities	3,810,435		2,578,102	3,611,129
Capital surplus	934,100		632,003	935,563
Other equity	(1,400,885)		(947,825)	(1,668,957)
Retained earnings	26,950,510	[3],[4]	18,234,446	24,986,470	[3],[4]
Non-controlling interests	1,798,433	[5]	1,216,802	1,730,609	[5]
Total equity	35,895,269		24,286,381	33,397,490
Total liabilities and equity	₩ 525,753,320		$ 355,719,434	₩ 498,004,936

[1]	Cash and cash equivalents are not included.
[2]	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2023 and December 31, 2024.
[3]	The earned surplus reserve in retained earnings amounted to 300,190 million Won and 442,650 million Won as of December 31, 2023 and 2024 in accordance with the Article 53 of the Financial Holding Company Act.
[4]	The regulatory reserve for credit losses in retained earnings amounted to 2,839,475 million Won and 2,392,542 million Won and as of December 31, 2023 and 2024, respectively in accordance with the relevant article.
[5]	The hybrid securities issued by Woori Bank amounting to 1,546,447 million Won and 1,645,947 million Won as of December 31, 2023 and 2024, respectively, are recognized as non-controlling interests. 95,637 million Won and 76,249 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2023 and 2024, respectively.